                            AIM OPPORTUNITIES I FUND
                            AIM OPPORTUNITIES II FUND
                           AIM OPPORTUNITIES III FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

                      Supplement dated January 16, 2004 to
           the Statement of Additional Information dated March 3, 2003 as supplemented May 2, 2003, June 12, 2003, August 14, 2003,
                     October 21, 2003 and December 16, 2003

This supplement supercedes and replaces in its entirety the supplement dated December 16, 2003.

The following new section of the SAI is added immediately following the information appearing under the heading "CALCULATION OF PERFORMANCE DATA--PERFORMANCE INFORMATION":

         "PENDING LITIGATION

         A list of pending civil class action lawsuits that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties is found in Appendix M."

The following new Appendix to the SAI is added immediately following Appendix L:

                                   "APPENDIX M
                               PENDING LITIGATION

         The following civil class action lawsuits involve one or more AIM or INVESCO Funds, AMVESCAP PLC ("AMVESCAP"), A I M Advisors, Inc. ("AIM") or INVESCO Funds Group, Inc. ("INVESCO") and certain related parties.

         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND

         BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including attorneys' and experts' fees; and equitable relief.

         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC., AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiffs in this case are seeking damages and costs and expenses, including attorneys' and experts' fees.

         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND

         BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; attorneys' and experts' fees; and other relief.

         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND,

         INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of: Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good to the Retirement Plan all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC.; AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise."